SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Accounts receivable (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Details
Accounts Receivable, Allowance for Credit Loss, Writeoff	$ 607